TAXATION - Valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred Tax Assets, Valuation Allowance
Balance at the beginning of the year	¥ (3,385,876)	¥ (3,310,975)	¥ (2,892,268)
Remeasurement due to application of preferential tax rate	(1,839)	(17,011)	0
Additions	(1,280,549)	(794,643)	(1,029,453)
Reversals	282,244	687,180	575,365
Write-offs	258,093	49,573	35,381
Balance at the end of the year	¥ (4,127,927)	¥ (3,385,876)	¥ (3,310,975)